ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Jun. 30, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

a.	Background

The accompanying condensed consolidated financial statements include the financial statements of Ambow Education Holding Ltd. (the “Company”), its subsidiaries and variable interest entities (“VIEs”) for which the Company or its subsidiaries are the primary beneficiaries. The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group”.

In the six months ended June 30, 2021, the Company established a few new subsidiaries and branch companies, and completed deregistration procedures of certain subsidiaries and branch companies in China.